Quarterly Holdings Report
for
Fidelity® Healthy Future Fund
January 31, 2024
HWF-NPRT3-0324
1.9904961.101
Common Stocks - 98.6%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 13.2%
Automobile Components - 0.9%
Aptiv PLC (a)	824	67,016
Automobiles - 4.3%
BYD Co. Ltd. (H Shares)	567	12,695
General Motors Co.	2,912	112,986
Tesla, Inc. (a)	1,071	200,588
		326,269
Hotels, Restaurants & Leisure - 3.0%
Airbnb, Inc. Class A (a)	173	24,936
Cava Group, Inc.	515	24,102
Chipotle Mexican Grill, Inc. (a)	47	113,212
Hilton Worldwide Holdings, Inc.	348	66,454
Sweetgreen, Inc. Class A (a)	480	5,126
		233,830
Leisure Products - 0.5%
YETI Holdings, Inc. (a)	814	35,792
Specialty Retail - 1.5%
TJX Companies, Inc.	785	74,504
Warby Parker, Inc. (a)	3,296	42,024
		116,528
Textiles, Apparel & Luxury Goods - 3.0%
Deckers Outdoor Corp. (a)	178	134,164
lululemon athletica, Inc. (a)	102	46,290
On Holding AG (a)	1,901	50,491
		230,945
TOTAL CONSUMER DISCRETIONARY		1,010,380
CONSUMER STAPLES - 25.4%
Consumer Staples Distribution & Retail - 2.5%
Costco Wholesale Corp.	120	83,386
Dollar Tree, Inc. (a)	199	25,993
Sprouts Farmers Market LLC (a)	816	41,102
U.S. Foods Holding Corp. (a)	942	43,341
		193,822
Food Products - 8.0%
Danone SA	2,118	141,109
Freshpet, Inc. (a)	356	30,652
Nestle SA (Reg. S)	3,843	437,912
		609,673
Household Products - 9.0%
Colgate-Palmolive Co.	1,941	163,432
Procter & Gamble Co.	3,320	521,705
		685,137
Personal Care Products - 5.9%
elf Beauty, Inc. (a)	482	76,893
Estee Lauder Companies, Inc. Class A	514	67,843
Kenvue, Inc.	2,925	60,723
L'Oreal SA	519	248,370
		453,829
TOTAL CONSUMER STAPLES		1,942,461
FINANCIALS - 8.6%
Capital Markets - 1.5%
BlackRock, Inc. Class A	148	114,598
Insurance - 7.1%
AIA Group Ltd.	19,830	155,515
Chubb Ltd.	629	154,105
Globe Life, Inc.	622	76,394
Hartford Financial Services Group, Inc.	691	60,089
Marsh & McLennan Companies, Inc.	499	96,726
		542,829
TOTAL FINANCIALS		657,427
HEALTH CARE - 36.2%
Biotechnology - 9.1%
Gilead Sciences, Inc.	1,521	119,033
Regeneron Pharmaceuticals, Inc. (a)	295	278,120
Vertex Pharmaceuticals, Inc. (a)	687	297,732
		694,885
Health Care Equipment & Supplies - 5.8%
Abbott Laboratories	1,399	158,297
Boston Scientific Corp. (a)	1,891	119,625
DexCom, Inc. (a)	397	48,176
Penumbra, Inc. (a)	190	47,916
The Cooper Companies, Inc.	86	32,081
TransMedics Group, Inc. (a)	426	36,538
		442,633
Health Care Providers & Services - 8.8%
agilon health, Inc. (a)	3,604	21,228
Centene Corp. (a)	2,097	157,925
CVS Health Corp.	907	67,454
LifeStance Health Group, Inc. (a)	8,941	53,467
Molina Healthcare, Inc. (a)	135	48,119
Surgery Partners, Inc. (a)	136	4,174
UnitedHealth Group, Inc.	636	325,467
		677,834
Life Sciences Tools & Services - 7.3%
Agilent Technologies, Inc.	407	52,951
Danaher Corp.	678	162,659
Thermo Fisher Scientific, Inc.	633	341,174
		556,784
Pharmaceuticals - 5.2%
Eli Lilly & Co.	254	163,985
Merck & Co., Inc.	628	75,850
UCB SA	1,367	128,970
Zoetis, Inc. Class A	161	30,237
		399,042
TOTAL HEALTH CARE		2,771,178
INDUSTRIALS - 4.2%
Commercial Services & Supplies - 0.1%
Veralto Corp.	142	10,890
Electrical Equipment - 1.6%
Generac Holdings, Inc. (a)	369	41,944
Sensata Technologies, Inc. PLC	2,150	77,766
		119,710
Ground Transportation - 2.5%
Uber Technologies, Inc. (a)	2,965	193,526
TOTAL INDUSTRIALS		324,126
INFORMATION TECHNOLOGY - 9.5%
Semiconductors & Semiconductor Equipment - 7.8%
NVIDIA Corp.	975	599,886
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	590	108,796
Samsung Electronics Co. Ltd. GDR (Reg. S)	14	19,152
		127,948
TOTAL INFORMATION TECHNOLOGY		727,834
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Welltower, Inc.	662	57,270
UTILITIES - 0.8%
Electric Utilities - 0.8%
NextEra Energy, Inc.	990	58,044
TOTAL COMMON STOCKS (Cost $6,668,371)		7,548,720

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $213,952)	213,909	213,952

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $6,882,323)	7,762,672
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(107,397)
NET ASSETS - 100.0%	7,655,275

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	25,605	3,708,974	3,520,627	4,515	-	-	213,952	0.0%
Total	25,605	3,708,974	3,520,627	4,515	-	-	213,952

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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